Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	International General Insurance Holdings Ltd.
Entity Central Index Key	0001794338
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 relates to the Registration Statement on Form F-1 (File No. 333-237674) of International General Insurance Holdings Ltd. (the “Registrant”) originally declared effective by the Securities and Exchange Commission (the “SEC”) on April 17, 2020 (the “Initial Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 1 pursuant to the undertakings in the Initial Registration Statement to update and supplement the information contained in the Initial Registration Statement to, among other things, include the Registrant’s consolidated financial statements and the notes thereto as of and for the six-month period ended June 30, 2020. The Registration Statement, as amended by this Post-Effective Amendment No. 1, relates solely to the registration of (1) 17,250,000 of our common shares, par value $0.01 per share (the “common shares”), issuable by the Registrant upon the exercise of our warrants, and (2) the offer and sale from time to time by the selling securityholders named in this prospectus or their permitted transferees of up to 39,107,382 common shares, up to 4,500,000 private warrants to purchase our common shares and 4,500,000 common shares issuable upon the exercise of the private warrants. No additional securities are being registered pursuant to this Post-Effective Amendment No. 1. All applicable registration fees were paid in connection with the initial filing of the Initial Registration Statement
Document Type	POS AM
Document Period End Date	Jun. 30, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false